Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000146453 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000146453 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000146453 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000146453 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000146453 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000146453 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000146453 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000146453 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000146453 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000146453 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000146453 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000146453 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000146453 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000146455 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000146455 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000146455 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000146455 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146455 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000146455 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146455 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000146455 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000146455 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000146455 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146455 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000146455 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000146455 | Rights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075764 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000075764 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000075764 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000075764 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000075764 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000075764 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000075764 | Collateralized Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000075764 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000075764 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075764 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000075764 | Foreign Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183413 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000183413 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000183413 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000183413 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000183413 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000183413 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000183413 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000183413 | Collateralized Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000183413 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000183413 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000183413 | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000183413 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000183413 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075765 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000075765 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075765 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000075765 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000075765 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000075765 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000075765 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000075765 | Collateralized Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000075765 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000075765 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	42.30%
C000075765 | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000075765 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000075765 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173961 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000173961 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173961 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000173961 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000173961 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000173961 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173961 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000173961 | Collateralized Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000173961 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000173961 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173961 | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173961 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173961 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000116967 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116967 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000116967 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000116967 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000116967 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000116967 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000116967 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000116967 | Collateralized Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000116967 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000116967 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000116967 | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000116967 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000116967 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027523 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000027523 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000027523 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000173957 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000173957 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000173957 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000173957 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000173957 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000173957 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173957 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000173957 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000173957 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000173957 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000173957 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173957 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000075766 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000075766 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000075766 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000075766 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000075766 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000075766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000075766 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000075766 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000075766 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000075766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000075766 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000075766 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173958 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000173958 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000173958 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000173958 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000173958 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000173958 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000173958 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000173958 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000173958 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173958 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000173958 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000173958 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075767 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000075767 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000075767 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000075767 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000075767 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000075767 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000075767 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000075767 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000075767 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000075767 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000075767 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000075767 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000027542 | Domestic Equities
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000027542 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000027542 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000183414 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000183414 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000183414 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000183414 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000183414 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000183414 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000183414 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000183414 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000183414 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000183414 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000183414 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183414 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183414 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000075769 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000075769 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000075769 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000075769 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000075769 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000075769 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000075769 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000075769 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000075769 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000075769 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000075769 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000075769 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075769 | Warrant
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000173959 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000173959 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000173959 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000173959 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000173959 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000173959 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000173959 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173959 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000173959 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000173959 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000173959 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173959 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000087885 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000087885 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000087885 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000087885 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087885 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000087885 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087885 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000087885 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C000087885 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000087885 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000087885 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087885 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173960 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000173960 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000173960 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000173960 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000173960 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000173960 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000173960 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000173960 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000173960 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000173960 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000173960 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000173960 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000087886 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000087886 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000087886 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000087886 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087886 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000087886 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000087886 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000087886 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000087886 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000087886 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000087886 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000087886 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000048319 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000048319 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000048319 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000048319 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000048319 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000048319 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000048319 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000048319 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000048319 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000048319 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000048319 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000048319 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000048320 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000048320 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000048320 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000048320 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000048320 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000048320 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000048320 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000048320 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000048320 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000048320 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000048320 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000048320 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000173956 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000173956 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000173956 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000173956 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000173956 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000173956 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000173956 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173956 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000173956 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173956 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173956 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000173956 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000048313 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000048313 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000048313 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000048313 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000048313 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000048313 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000048313 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000048313 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000048313 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000048313 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000048313 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000048313 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000027546 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000027546 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000027546 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000027546 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000027546 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000027546 | Bank Loan
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000027546 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000027546 | Option
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)